Investment in Affiliates and Available-for-Sale Securities - Available for Sale Securities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Schedule Of Equity Method Investments [Line Items]
Investments in available-for-sale securities	$ 6,261		$ 6,261		$ 6,701
Accumulated other comprehensive (loss)/income	(1,069)		(1,069)		$ (578)
Reclassification of accumulated other comprehensive income to net loss	$ 0	$ (11,553)	$ 0	$ (11,553)
Korea Line Corporation
Schedule Of Equity Method Investments [Line Items]
Investment held in shares	328,710		328,710		314,077
Investments in available-for-sale securities	$ 6,261		$ 6,261		$ 6,701
Reclassification of accumulated other comprehensive income to net loss				$ (11,553)
Pan Ocean Co. Ltd
Schedule Of Equity Method Investments [Line Items]
Investment held in shares	328,710		328,710		314,077
Investments in available-for-sale securities	$ 6,261		$ 6,261		$ 6,701
Korea Line Corporation and Pan Ocean Co Ltd
Schedule Of Equity Method Investments [Line Items]
Accumulated other comprehensive (loss)/income	$ (1,069)		$ (1,069)		$ 0